Quarterly Report
January 31, 2023
MFS®  Corporate Bond Fund
MFB-Q3

Portfolio of Investments
1/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 93.8%
Aerospace & Defense – 2.2%
Boeing Co., 2.196%, 2/04/2026	$8,727,000	$8,068,356
Boeing Co., 5.15%, 5/01/2030	15,937,000	16,063,137
Boeing Co., 5.805%, 5/01/2050	29,257,000	29,868,427
General Dynamics Corp., 3.625%, 4/01/2030	13,022,000	12,566,084
Raytheon Technologies Corp., 1.9%, 9/01/2031	8,393,000	6,840,709
Raytheon Technologies Corp., 2.375%, 3/15/2032	12,664,000	10,648,736
Raytheon Technologies Corp., 3.03%, 3/15/2052	12,664,000	9,345,465
		$93,400,914
Apparel Manufacturers – 0.5%
Tapestry, Inc., 4.125%, 7/15/2027	$2,710,000	$2,605,825
Tapestry, Inc., 3.05%, 3/15/2032	20,283,000	16,625,731
		$19,231,556
Asset-Backed & Securitized – 2.8%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.029%, 11/15/2054 (i)	$112,878,267	$6,400,423
ACREC 2021-FL1 Ltd., “A”, FLR, 5.62% (LIBOR - 1mo. + 1.15%), 10/16/2036 (n)	18,928,000	18,109,932
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 6.154% (LIBOR - 1mo. + 1.7%), 11/15/2036 (n)	4,841,000	4,753,597
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.147% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	317,231	394,906
BDS 2021-FL7 Ltd., “B”, FLR, 5.97% (LIBOR - 1mo. + 1.5%), 6/16/2036 (n)	4,505,000	4,243,985
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.267%, 7/15/2054 (i)	199,891,593	14,430,834
JPMorgan Chase Commercial Mortgage Securities Corp., 5.708%, 7/15/2042 (n)	482,773	392,157
KREF 2018-FT1 Ltd., “A”, FLR, 5.535% (LIBOR - 1mo. + 1.1%), 2/15/2039 (n)	8,257,000	8,003,543
KREF 2018-FT1 Ltd., “AS”, FLR, 5.764% (LIBOR - 1mo. + 1.3%), 2/15/2039 (n)	9,074,500	8,645,557
MF1 2022-FL8 Ltd., “A”, FLR, 5.66% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	13,072,227	12,579,169
PFP III 2021-8 Ltd., “A”, FLR, 5.454% (LIBOR - 1mo. + 1%), 8/09/2037 (n)	13,976,695	13,445,385
PFP III 2021-8 Ltd., “AS”, FLR, 5.704% (LIBOR - 1mo. + 1.25%), 8/09/2037 (n)	17,557,000	16,532,180
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 5.505% (LIBOR - 1mo. + 1%), 4/25/2038 (n)	9,273,245	8,974,638
		$116,906,306
Automotive – 0.5%
Hyundai Capital America, 2%, 6/15/2028 (n)	$22,197,000	$18,815,890
Hyundai Capital America, 6.375%, 4/08/2030 (n)	2,929,000	3,078,492
		$21,894,382
Broadcasting – 2.3%
Activision Blizzard, Inc., 2.5%, 9/15/2050	$14,610,000	$9,817,174
Discovery Communications LLC, 4%, 9/15/2055	8,715,000	5,994,276
Discovery, Inc., 4.125%, 5/15/2029	7,075,000	6,503,989
Discovery, Inc., 5.3%, 5/15/2049	9,152,000	7,740,895
Prosus N.V., 3.832%, 2/08/2051 (n)	16,220,000	10,575,436
Walt Disney Co., 3.5%, 5/13/2040	32,182,000	27,528,677
Walt Disney Co., 3.6%, 1/13/2051	9,908,000	8,180,950
Warnermedia Holdings, Inc., 4.279%, 3/15/2032 (n)	12,860,000	11,444,819
Warnermedia Holdings, Inc., 5.391%, 3/15/2062 (n)	12,184,000	10,138,889
		$97,925,105
Brokerage & Asset Managers – 1.8%
Brookfield Finance, Inc., 2.34%, 1/30/2032	$25,919,000	$20,965,880
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	24,198,000	20,426,016
Intercontinental Exchange, Inc., 1.85%, 9/15/2032	10,946,000	8,616,647
Intercontinental Exchange, Inc., 5.2%, 6/15/2062	8,600,000	8,482,775
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	4,366,000	4,154,860
LPL Holdings, Inc., 4%, 3/15/2029 (n)	8,732,000	7,815,140
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	4,366,000	3,822,913
		$74,284,231

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – 0.3%
Vulcan Materials Co., 3.5%, 6/01/2030	$379,000	$346,311
Vulcan Materials Co., 4.5%, 6/15/2047	15,485,000	13,847,427
		$14,193,738
Business Services – 3.2%
Equifax, Inc., 3.1%, 5/15/2030	$6,833,000	$5,995,374
Equifax, Inc., 2.35%, 9/15/2031	20,940,000	17,248,707
Equinix, Inc., 2.625%, 11/18/2024	12,928,000	12,414,766
Equinix, Inc., 2.5%, 5/15/2031	22,738,000	19,001,277
Equinix, Inc., 3%, 7/15/2050	8,061,000	5,545,509
Fiserv, Inc., 2.25%, 6/01/2027	18,340,000	16,687,710
Fiserv, Inc., 4.4%, 7/01/2049	13,643,000	11,710,320
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	28,959,000	24,814,677
Visa, Inc., 4.15%, 12/14/2035	12,578,000	12,429,414
Visa, Inc., 3.65%, 9/15/2047	9,718,000	8,569,798
		$134,417,552
Cable TV – 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	$18,073,000	$15,428,286
Comcast Corp., 1.95%, 1/15/2031	3,102,000	2,596,220
Comcast Corp., 2.887%, 11/01/2051	25,068,000	17,500,006
Sirius XM Radio, Inc., 4.125%, 7/01/2030 (n)	20,836,000	17,869,579
Time Warner Cable, Inc., 4.5%, 9/15/2042	5,172,000	4,113,570
		$57,507,661
Chemicals – 0.1%
RPM International, Inc., 4.55%, 3/01/2029	$3,753,000	$3,573,763
RPM International, Inc., 4.25%, 1/15/2048	1,900,000	1,511,149
		$5,084,912
Computer Software – 0.9%
Cisco Systems, Inc., 5.5%, 1/15/2040	$6,838,000	$7,550,740
Microsoft Corp., 3.45%, 8/08/2036	9,522,000	8,813,731
Microsoft Corp., 2.525%, 6/01/2050	15,025,000	10,707,012
VeriSign, Inc., 4.75%, 7/15/2027	10,277,000	10,187,863
		$37,259,346
Computer Software - Systems – 0.9%
Apple, Inc., 2.05%, 9/11/2026 (f)	$16,887,000	$15,663,229
Apple, Inc., 1.7%, 8/05/2031	4,970,000	4,090,975
Apple, Inc., 3.85%, 8/04/2046	8,346,000	7,512,901
Apple, Inc., 2.7%, 8/05/2051	14,930,000	10,615,156
		$37,882,261
Conglomerates – 1.8%
Otis Worldwide Corp., 2.565%, 2/15/2030	$12,283,000	$10,721,046
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)	10,547,000	10,707,479
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)	9,040,000	9,217,754
Regal Rexnord Corp., 6.4%, 4/15/2033 (n)	13,183,000	13,516,867
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	5,611,000	5,308,637
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	28,747,000	28,555,425
		$78,027,208
Consumer Products – 1.1%
Hasbro, Inc., 3.9%, 11/19/2029	$22,915,000	$20,946,176
Mattel, Inc., 3.75%, 4/01/2029 (n)	27,311,000	24,536,202
		$45,482,378

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – 0.5%
Booking Holdings, Inc., 3.6%, 6/01/2026	$18,768,000	$18,243,289
Booking Holdings, Inc., 3.55%, 3/15/2028	2,201,000	2,107,334
		$20,350,623
Electrical Equipment – 1.3%
Arrow Electronics, Inc., 3.875%, 1/12/2028	$11,461,000	$10,776,260
Ciena Corp., 4%, 1/31/2030 (n)	24,699,000	21,611,625
Commscope, Inc., 4.75%, 9/01/2029 (n)	28,608,000	23,812,155
		$56,200,040
Electronics – 2.7%
Broadcom, Inc., 3.469%, 4/15/2034 (n)	$18,382,000	$15,241,022
Lam Research Corp., 1.9%, 6/15/2030	3,948,000	3,319,569
Lam Research Corp., 4.875%, 3/15/2049	7,369,000	7,395,264
NXP B.V./NXP Funding LLC/NXP USA, Inc., 2.5%, 5/11/2031	15,364,000	12,619,931
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.25%, 5/11/2041	18,128,000	13,449,527
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.125%, 2/15/2042	15,080,000	10,840,652
Qualcomm, Inc., 3.25%, 5/20/2027	8,045,000	7,753,531
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	24,078,000	21,796,850
Sensata Technologies, Inc., 3.75%, 2/15/2031 (n)	3,352,000	2,845,336
TSMC Arizona Corp., 3.875%, 4/22/2027	8,004,000	7,860,705
TSMC Arizona Corp., 3.125%, 10/25/2041	15,915,000	13,099,623
		$116,222,010
Emerging Market Quasi-Sovereign – 0.9%
Korea Hydro & Nuclear Power Co. Ltd., 4.25%, 7/27/2027 (n)	$21,936,000	$21,413,924
Qatar Petroleum, 3.125%, 7/12/2041 (n)	22,244,000	17,603,679
		$39,017,603
Emerging Market Sovereign – 0.3%
United Mexican States, 4.28%, 8/14/2041	$14,843,000	$12,169,296
Energy - Independent – 0.5%
EQT Corp., 3.625%, 5/15/2031 (n)	$8,166,000	$7,147,537
Hess Corp., 5.8%, 4/01/2047	13,418,000	13,595,568
		$20,743,105
Energy - Integrated – 1.0%
BP Capital Markets America, Inc., 1.749%, 8/10/2030	$6,943,000	$5,780,430
BP Capital Markets America, Inc., 3.001%, 3/17/2052	5,851,000	4,221,837
Eni S.p.A., 4.75%, 9/12/2028 (n)	14,052,000	13,903,554
Eni S.p.A., 4.25%, 5/09/2029 (n)	18,279,000	17,367,815
		$41,273,636
Entertainment – 0.5%
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)	$26,029,000	$22,580,157
Financial Institutions – 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	$24,891,000	$23,127,296
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	7,581,000	6,365,077
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/2041	6,037,000	4,709,689
Air Lease Corp., 2.875%, 1/15/2032	21,184,000	17,400,119
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	757,000	744,110
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	11,590,000	11,014,860
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	13,674,000	12,341,230
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	23,742,000	20,454,555
		$96,156,936

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 3.3%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$8,822,000	$8,366,590
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/2058	15,286,000	14,635,821
Constellation Brands, Inc., 2.25%, 8/01/2031	21,758,000	17,952,138
Constellation Brands, Inc., 4.75%, 5/09/2032	13,091,000	13,087,359
Constellation Brands, Inc., 3.75%, 5/01/2050	5,973,000	4,824,741
Diageo Capital PLC, 2.375%, 10/24/2029	11,730,000	10,322,176
Diageo Capital PLC, 2%, 4/29/2030	11,475,000	9,789,406
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	8,667,000	8,422,157
JBS USA Lux S.A./JBS USA Finance, Inc., 3.75%, 12/01/2031 (n)	8,667,000	7,321,691
Kraft Heinz Foods Co., 4.875%, 10/01/2049	12,944,000	12,106,586
Kraft Heinz Foods Co., 5.5%, 6/01/2050	12,522,000	12,779,895
SYSCO Corp., 2.4%, 2/15/2030	4,205,000	3,645,304
SYSCO Corp., 2.45%, 12/14/2031	8,332,000	6,989,803
SYSCO Corp., 4.45%, 3/15/2048	9,063,000	8,030,936
		$138,274,603
Gaming & Lodging – 2.3%
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	$28,373,000	$23,826,227
Marriott International, Inc., 4%, 4/15/2028	31,912,000	30,650,196
Marriott International, Inc., 2.85%, 4/15/2031	17,655,000	15,026,545
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	4,173,000	3,938,273
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/2030 (n)	7,346,000	6,570,900
VICI Properties LP, REIT, 4.75%, 2/15/2028	19,861,000	19,231,944
		$99,244,085
Insurance – 1.0%
Corebridge Financial, Inc., 3.9%, 4/05/2032 (n)	$16,695,000	$15,206,455
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)	2,707,000	2,349,033
Equitable Holdings, Inc., 5.594%, 1/11/2033	23,973,000	24,544,710
		$42,100,198
Insurance - Health – 1.6%
Humana, Inc., 2.15%, 2/03/2032	$8,302,000	$6,739,758
Humana, Inc., 4.95%, 10/01/2044	13,471,000	12,985,231
UnitedHealth Group, Inc., 5.3%, 2/15/2030	11,253,000	11,831,608
UnitedHealth Group, Inc., 4.625%, 7/15/2035	18,120,000	18,300,443
UnitedHealth Group, Inc., 3.5%, 8/15/2039	6,918,000	6,010,370
UnitedHealth Group, Inc., 5.875%, 2/15/2053	11,845,000	13,562,522
		$69,429,932
Insurance - Property & Casualty – 1.6%
Aon Corp., 3.75%, 5/02/2029	$25,796,000	$24,495,627
Aon Corp./Aon Global Holdings PLC, 2.05%, 8/23/2031	13,364,000	10,938,408
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031	3,253,000	2,758,098
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032 (n)	32,074,000	31,219,061
		$69,411,194
International Market Quasi-Sovereign – 0.4%
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	$19,995,000	$15,698,749
International Market Sovereign – 0.5%
Government of Bermuda, 5%, 7/15/2032 (n)	$21,773,000	$21,860,808
Machinery & Tools – 0.9%
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	$4,817,000	$4,834,781
CNH Industrial Capital LLC, 5.45%, 10/14/2025	17,462,000	17,748,453
CNH Industrial N.V., 3.85%, 11/15/2027	14,189,000	13,788,799
		$36,372,033

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – 16.6%
Australia and New Zealand Banking Group Ltd., 2.57% to 11/25/2030, FLR (CMT - 5yr. + 1.7%) to 11/25/2035 (n)	$3,516,000	$2,711,574
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	6,090,000	5,180,308
Bank of America Corp., 2.676% to 6/19/2040, FLR (SOFR - 1 day + 1.93%) to 6/19/2041	33,510,000	24,703,565
Bank of America Corp., 3.311% to 4/22/2041, FLR (SOFR - 1 day + 1.58%) to 4/22/2042	33,183,000	26,702,235
Bank of New York Mellon Corp., 5.802% to 10/25/2027, FLR (SOFR - 1 day + 1.802%) to 10/25/2028	10,798,000	11,353,124
Bank of New York Mellon Corp., 5.834% to 10/25/2032, FLR (SOFR - 1 day + 2.074%) to 10/25/2033	11,847,000	12,830,684
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	29,866,000	24,381,393
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	12,534,000	10,839,130
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	18,459,000	13,595,473
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	26,499,000	23,693,579
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	18,400,000	16,003,564
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	30,415,000	25,089,160
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	12,528,000	10,736,017
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR - 1 day + 1.947%) to 8/18/2031	25,595,000	20,709,154
HSBC Holdings PLC, 2.871% to 11/22/2031, FLR (SOFR - 1 day + 1.41%) to 11/22/2032	7,186,000	5,886,734
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	13,000,000	12,495,681
JPMorgan Chase & Co., 3.54%, 5/01/2028	18,887,000	17,881,481
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	26,194,000	21,743,621
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	18,149,000	15,495,959
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	8,042,000	7,088,875
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	15,409,000	12,560,987
Morgan Stanley, 0.985% to 12/10/2025, FLR (SOFR - 1 day + 0.72%) to 12/10/2026	6,246,000	5,557,973
Morgan Stanley, 4.431% to 1/23/2029, FLR (LIBOR - 3mo. + 1.63%) to 1/23/2030	3,224,000	3,141,729
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	34,056,000	29,552,906
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	41,896,000	38,536,777
Morgan Stanley, 3.217% to 4/22/2041, FLR (SOFR - 1 day + 1.485%) to 4/22/2042	2,556,000	2,041,634
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	30,295,000	24,462,409
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	39,033,000	34,494,218
Royal Bank of Canada, 2.3%, 11/03/2031	21,758,000	18,057,277
Royal Bank of Canada, 5%, 2/01/2033	23,730,000	24,088,601
Société Générale S.A., 2.797% to 1/19/2027, FLR (CMT - 1yr. + 1.3%) to 1/19/2028 (n)	6,283,000	5,661,710
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	29,330,000	23,065,666
Toronto-Dominion Bank, 4.108%, 6/08/2027	14,123,000	13,892,592
Toronto-Dominion Bank, 4.693%, 9/15/2027	15,916,000	16,002,856
Toronto-Dominion Bank, 2%, 9/10/2031	37,368,000	30,607,019
Toronto-Dominion Bank, 4.456%, 6/08/2032	4,816,000	4,727,142
UBS Group AG, 3.126% to 8/13/2029, FLR (LIBOR - 3mo. + 1.468%) to 8/13/2030 (n)	9,856,000	8,684,051
UBS Group AG, 3.179% to 2/11/2042, FLR (CMT - 1yr. + 1.1%) to 2/11/2043 (n)	11,560,000	8,871,744
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	24,966,000	20,469,623
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	13,700,000	12,428,750
UniCredit S.p.A., 1.982% to 6/03/2026, FLR (CMT - 1yr. + 1.2%) to 6/03/2027 (n)	4,551,000	4,012,481
Wells Fargo & Co., 3.908% to 4/25/2025, FLR (SOFR - 1 day + 1.32%) to 4/25/2026	9,887,000	9,659,302
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	48,203,000	42,505,484
		$702,204,242
Medical & Health Technology & Services – 2.2%
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	$26,216,000	$22,924,425
Alcon Finance Corp., 5.375%, 12/06/2032 (n)	4,611,000	4,825,164
Alcon Finance Corp., 3.8%, 9/23/2049 (n)	6,904,000	5,655,893
Becton, Dickinson and Co., 2.823%, 5/20/2030	5,566,000	4,951,143
Becton, Dickinson and Co., 4.298%, 8/22/2032	3,494,000	3,410,651
Becton, Dickinson and Co., 4.685%, 12/15/2044	6,838,000	6,499,137
Becton, Dickinson and Co., 4.669%, 6/06/2047	17,690,000	16,693,881
HCA, Inc., 5.875%, 2/01/2029	17,391,000	17,887,882
Thermo Fisher Scientific, Inc., 2%, 10/15/2031	8,016,000	6,727,984
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	7,023,000	5,514,457
		$95,090,617

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical Equipment – 0.6%
Boston Scientific Corp., 2.65%, 6/01/2030	$9,471,000	$8,406,516
Danaher Corp., 2.6%, 10/01/2050	22,327,000	15,422,907
		$23,829,423
Metals & Mining – 2.8%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$11,184,000	$9,783,878
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	22,275,000	18,927,660
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	13,073,000	11,228,578
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	8,988,000	7,237,171
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)	2,794,000	2,717,025
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)	15,286,000	14,817,866
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	15,250,000	13,420,000
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	8,339,000	7,066,324
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	17,132,000	14,672,845
Novelis Corp., 4.75%, 1/30/2030 (n)	20,408,000	18,469,240
		$118,340,587
Midstream – 4.5%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$10,673,000	$10,023,009
Enbridge, Inc., 3.4%, 8/01/2051	15,739,000	11,736,642
Energy Transfer LP, 4%, 10/01/2027	8,335,000	7,982,738
Energy Transfer LP, 5.55%, 2/15/2028	6,520,000	6,625,820
Energy Transfer LP, 3.75%, 5/15/2030	8,604,000	7,885,547
Energy Transfer LP, 5.75%, 2/15/2033	7,532,000	7,740,636
Energy Transfer LP, 7.125% to 5/15/2030, FLR (CMT - 5yr. + 5.306%) to 5/15/2171	14,243,000	13,010,980
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	16,502,000	14,473,244
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	30,534,072	28,317,740
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)	12,899,931	11,130,656
Plains All American Pipeline, 4.9%, 2/15/2045	8,649,000	7,280,423
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/2025	8,441,000	8,352,716
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	12,959,000	11,655,270
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	13,455,000	13,039,859
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	5,013,000	4,866,090
Targa Resources Corp., 4.2%, 2/01/2033	11,478,000	10,401,940
Targa Resources Corp., 4.95%, 4/15/2052	20,184,000	17,282,422
		$191,805,732
Municipals – 0.4%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$9,830,000	$8,302,464
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	8,380,000	7,792,895
		$16,095,359
Natural Gas - Distribution – 0.1%
NiSource, Inc., 5.65%, 2/01/2045	$3,597,000	$3,762,216
Natural Gas - Pipeline – 0.4%
APA Infrastructure Ltd., 4.25%, 7/15/2027 (n)	$5,122,000	$4,904,748
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	12,850,000	12,102,629
		$17,007,377
Network & Telecom – 0.4%
AT&T, Inc., 2.75%, 6/01/2031	$16,934,000	$14,604,398
Verizon Communications, Inc., 2.1%, 3/22/2028	4,562,000	4,068,421
		$18,672,819
Oils – 0.4%
Puma International Financing S.A., 5%, 1/24/2026	$17,131,000	$15,762,233

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 0.8%
American Express Co., 4.989% to 5/26/2032, FLR (SOFR - 1 day + 2.255%) to 5/26/2033	$21,439,000	$21,250,105
Mizrahi Tefahot Bank Ltd., 3.077% to 4/07/2026, FLR (CMT - 5yr. + 2.25%) to 4/07/2031 (n)	11,682,000	10,507,959
		$31,758,064
Pharmaceuticals – 0.5%
AstraZeneca PLC, 1.375%, 8/06/2030	$8,756,000	$7,187,275
Merck & Co., Inc., 2.75%, 12/10/2051	7,976,000	5,744,009
Pfizer, Inc., 2.55%, 5/28/2040	7,976,000	6,137,788
		$19,069,072
Pollution Control – 0.3%
Waste Connections, Inc., 4.2%, 1/15/2033	$14,186,000	$13,780,954
Railroad & Shipping – 0.4%
Canadian Pacific Railway Co., 3%, 12/02/2041	$5,600,000	$4,444,872
Canadian Pacific Railway Co., 3.1%, 12/02/2051	14,624,000	10,782,275
		$15,227,147
Real Estate - Apartment – 0.3%
American Homes 4 Rent LP, REIT, 2.375%, 7/15/2031	$17,332,000	$14,145,971
Real Estate - Office – 0.8%
Corporate Office Property LP, REIT, 2%, 1/15/2029	$18,241,000	$14,463,923
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	27,392,000	21,379,944
		$35,843,867
Real Estate - Other – 0.9%
EPR Properties, REIT, 3.6%, 11/15/2031	$12,888,000	$9,963,411
Lexington Realty Trust Co., 2.375%, 10/01/2031	21,349,000	16,800,028
W.P. Carey, Inc., REIT, 2.45%, 2/01/2032	15,439,000	12,601,184
		$39,364,623
Real Estate - Retail – 1.0%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$1,293,000	$1,195,876
Brixmor Operating Partnership LP, REIT, 2.5%, 8/16/2031	13,341,000	10,677,922
Spirit Realty, LP, REIT, 4.45%, 9/15/2026	6,660,000	6,443,166
Spirit Realty, LP, REIT, 3.2%, 2/15/2031	10,444,000	8,792,218
STORE Capital Corp., REIT, 2.7%, 12/01/2031	20,734,000	15,634,597
		$42,743,779
Retailers – 1.7%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	$18,119,000	$13,553,916
Amazon.com, Inc., 3.6%, 4/13/2032	20,868,000	19,854,157
AutoZone, Inc., 4.75%, 8/01/2032	10,050,000	10,050,060
Home Depot, Inc., 3.3%, 4/15/2040	19,715,000	16,697,768
Nordstrom, Inc., 4.25%, 8/01/2031	15,709,000	11,796,045
		$71,951,946
Specialty Chemicals – 0.5%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$3,923,000	$3,527,695
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	3,953,000	3,420,885
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	8,297,000	6,876,715
International Flavors & Fragrances, Inc., 3.268%, 11/15/2040 (n)	12,028,000	9,218,816
		$23,044,111

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Stores – 0.6%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$15,280,000	$12,502,403
DICK'S Sporting Goods, 4.1%, 1/15/2052	17,941,000	12,629,077
		$25,131,480
Telecommunications - Wireless – 3.6%
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	$24,203,000	$17,865,619
Crown Castle International Corp., REIT, 4%, 3/01/2027	9,286,000	9,006,962
Crown Castle, Inc., REIT, 4.45%, 2/15/2026	10,709,000	10,580,394
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	8,862,000	8,455,710
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)	15,857,000	13,422,951
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)	11,639,000	10,476,552
Rogers Communications, Inc., 4.5%, 3/15/2042 (n)	12,354,000	10,746,998
Rogers Communications, Inc., 4.55%, 3/15/2052 (n)	13,360,000	11,230,151
T-Mobile USA, Inc., 2.05%, 2/15/2028	18,236,000	16,062,755
T-Mobile USA, Inc., 3%, 2/15/2041	30,674,000	22,874,174
Vodafone Group PLC, 4.125% to 6/04/2031, FLR (CMT - 1yr. + 2.767%) to 6/04/2051, FLR (CMT - 1yr. + 3.517%) to 6/04/2081	28,683,000	23,221,757
		$153,944,023
Tobacco – 0.1%
Philip Morris International, Inc., 5.625%, 11/17/2029	$5,491,000	$5,734,884
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$4,480,000	$5,210,128
U.S. Treasury Obligations – 4.6%
U.S. Treasury Bonds, 2.375%, 2/15/2042	$95,964,000	$77,633,377
U.S. Treasury Bonds, 2.875%, 5/15/2052	34,828,600	30,012,458
U.S. Treasury Notes, 2.625%, 4/15/2025	12,368,000	11,982,466
U.S. Treasury Notes, 4.125%, 9/30/2027	9,702,000	9,898,693
U.S. Treasury Notes, 3.875%, 9/30/2029	46,297,000	47,089,113
U.S. Treasury Notes, 4.125%, 11/15/2032	15,800,000	16,622,094
		$193,238,201
Utilities - Electric Power – 7.8%
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	$5,287,000	$4,500,595
CenterPoint Energy, Inc., 2.65%, 6/01/2031	17,210,000	14,723,753
Duke Energy Carolinas LLC, 2.45%, 2/01/2030	25,541,000	22,402,557
Duke Energy Corp., 3.3%, 6/15/2041	9,512,000	7,394,749
Duke Energy Corp., 3.75%, 9/01/2046	21,247,000	16,864,184
Enel Finance International N.V., 4.625%, 6/15/2027 (n)	16,585,000	16,223,300
Enel Finance International N.V., 2.25%, 7/12/2031 (n)	7,340,000	5,727,464
Enel Finance International N.V., 7.75%, 10/14/2052 (n)	7,693,000	9,157,988
Evergy, Inc., 2.9%, 9/15/2029	28,950,000	25,745,172
FirstEnergy Corp., 4.15%, 7/15/2027	14,231,000	13,599,855
FirstEnergy Corp., 2.65%, 3/01/2030	12,338,000	10,542,081
FirstEnergy Corp., 3.4%, 3/01/2050	29,978,000	21,296,671
Florida Power & Light Co., 2.85%, 4/01/2025	8,281,000	7,984,359
Florida Power & Light Co., 2.45%, 2/03/2032	16,909,000	14,587,606
Florida Power & Light Co., 3.95%, 3/01/2048	8,281,000	7,299,241
Georgia Power Co., 5.125%, 5/15/2052	13,035,000	13,056,811
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	26,559,000	22,476,576
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	2,720,000	2,271,597
NextEra Energy Capital Holdings, Inc., 3.8% to 3/15/2027, FLR (CMT - 5yr. + 2.547%) to 3/15/2082	16,087,000	14,053,743
Pacific Gas & Electric Co., 5.45%, 6/15/2027	9,661,000	9,699,761
Pacific Gas & Electric Co., 2.5%, 2/01/2031	27,538,000	22,218,867
Southern California Edison Co., 4.5%, 9/01/2040	7,827,000	7,083,731
Southern California Edison Co., 3.65%, 2/01/2050	7,945,000	6,245,438
Southern Co., 3.7%, 4/30/2030	23,946,000	22,401,144

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Virginia Electric & Power Co., 2.875%, 7/15/2029	$11,354,000	$10,299,257
Xcel Energy, Inc., 4.6%, 6/01/2032	3,557,000	3,521,879
		$331,378,379
Total Bonds		$3,974,739,792
Investment Companies (h) – 5.5%
Money Market Funds – 5.5%
MFS Institutional Money Market Portfolio, 4.29% (v)	233,039,214	$233,062,517
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
Markit CDX North America High Yield Series 39 Index Credit Default Swap - Fund pays 5%, Fund receives notional amount upon a defined credit event of an Index constituent – March 2023 @ $98	Put	Merrill Lynch International	$ 82,685,300	$80,000,000	$172,401
Markit CDX North America High Yield Series 39 Index Credit Default Swap - Fund pays 5%, Fund receives notional amount upon a defined credit event of an Index constituent – April 2023 @ $99	Put	Merrill Lynch International	144,182,491	139,500,000	934,305
Total Purchased Options					$1,106,706

Written Options (see table below) – (0.0)%	$(265,450)

Other Assets, Less Liabilities – 0.7%	28,640,158
Net Assets – 100.0%	$4,237,283,723
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $233,062,517 and $3,975,846,498, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,204,454,726, representing 28.4% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 1/31/23
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
Markit CDX North America High Yield Series 39 Index Credit Default Swap - Fund pays 5%, Fund receives notional amount upon a defined credit event of an Index constituent	Put	Merrill Lynch International	$(80,000,000)	$(82,685,300)	$91.00	March – 2023	$(45,018)
Markit CDX North America High Yield Series 39 Index Credit Default Swap - Fund pays 5%, Fund receives notional amount upon a defined credit event of an Index constituent	Put	Merrill Lynch International	(139,500,000)	(144,182,491)	92.00	April – 2023	(220,432)
							$(265,450)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	708,617	USD	769,537	Brown Brothers Harriman	4/21/2023	$4,545
USD	775,591	EUR	708,617	State Street Bank Corp.	4/21/2023	1,509
						$6,054
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	2,161	$444,406,275	March – 2023	$1,552,376
U.S. Treasury Ultra Bond	Long	USD	1,375	194,906,250	March – 2023	8,341,694
						$9,894,070
Liabilities Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Short	USD	1,094	$119,510,954	March – 2023	$(1,327,732)
U.S. Treasury Ultra Note 10 yr	Short	USD	4,809	582,865,828	March – 2023	(8,410,484)
						$(9,738,216)
At January 31, 2023, the fund had liquid securities with an aggregate value of $11,442,938 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and written options. The following is a summary of the levels used as of January 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$193,238,201	$—	$193,238,201
Non - U.S. Sovereign Debt	—	88,746,456	—	88,746,456
Municipal Bonds	—	16,095,359	—	16,095,359
U.S. Corporate Bonds	—	2,522,927,181	—	2,522,927,181
Commercial Mortgage-Backed Securities	—	69,310,911	—	69,310,911
Asset-Backed Securities (including CDOs)	—	47,595,395	—	47,595,395
Foreign Bonds	—	1,037,932,995	—	1,037,932,995
Mutual Funds	233,062,517	—	—	233,062,517
Total	$233,062,517	$3,975,846,498	$—	$4,208,909,015
Other Financial Instruments
Futures Contracts – Asset Derivatives	$9,894,070	$—	$—	$9,894,070
Futures Contracts – Liabilities Derivatives	(9,738,216)	—	—	(9,738,216)
Forward Foreign Currency Exchange Contracts – Assets	—	6,054	—	6,054
Written Options - Liabilities	—	(265,450)	—	(265,450)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$107,526,013	$1,097,079,353	$971,547,255	$(24,308)	$28,714	$233,062,517
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,305,146	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2023, are as follows:
United States	73.1%
Canada	5.9%
United Kingdom	3.8%
Australia	2.5%
Italy	1.9%
Ireland	1.9%
Switzerland	1.7%
China	1.1%
Japan	1.0%
Other Countries	7.1%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.